SEGMENT INFORMATION - Sales by Product (FY) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from External Customer [Line Items]
Total sales	$ 1,075,538	$ 957,931	$ 932,253	$ 916,034	$ 759,982	$ 675,574	$ 723,601	$ 772,031	$ 3,881,756	$ 2,931,188	$ 3,307,998
Specialty Products & Electronics
Revenue from External Customer [Line Items]
Total sales									1,350,727	1,374,580	1,733,881
Brake Products
Revenue from External Customer [Line Items]
Total sales									749,959	588,081	627,552
Remanufacturing, Overhaul & Build
Revenue from External Customer [Line Items]
Total sales									522,275	559,284	606,624
Transit Products
Revenue from External Customer [Line Items]
Total sales									1,112,340	276,124	189,581
Other
Revenue from External Customer [Line Items]
Total sales									$ 146,455	$ 133,119	$ 150,360